EMPLOYEES' RIGHTS UPON RETIREMENT (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
The amounts accrued and the portions funded, with severance pay funds and by the insurance policies are reflected in the financial statements as follows:

	December 31
	2014	2013
	U.S. dollars in thousands

Accrued severance pay	$1,687	$1,804
Less - amounts funded (presented in “Investment and other non-current assets”)	(1,597)	(1,673)
Unfunded balance	$90	$131